INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule Of Inventory
	December 31,
	2017	2018

Raw materials	$12,011	$15,065
Work in progress	576	374
Finished products	41,577	38,070

	$54,164	$53,509